Oil And Gas Properties - Summary of Detailed Information About Oil And Gas Properties (Parentheticals) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Oil And Gas Properties [Abstract]
Capital additions	$ 5,317
Capitalised borrowing costs	311
Changes in revaluation of assets	$ 967